Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 9/30/2019	$ 9,838	$ 9,363	$ 9,067	$ 9,580	$ 5,852	$ 5,773	$ 5,212	$ 8,636	$ 63,321
3 Months ended 9/30/2018	$ 7,900	$ 8,389	$ 8,435	$ 8,729	$ 5,250	$ 4,116	$ 4,170	$ 7,529	$ 54,518
9 Months ended 9/30/2019	$ 27,749	$ 27,357	$ 26,565	$ 27,985	$ 17,044	$ 16,455	$ 14,752	$ 25,188	$ 183,095
9 Months ended 9/30/2018	$ 22,435	$ 24,405	$ 24,385	$ 25,789	$ 15,422	$ 11,318	$ 12,070	$ 21,934	$ 157,758

Division Profit:
3 Months ended 9/30/2019	$ 3,828	$ 4,103	$ 3,759	$ 3,044	$ 1,535	$ 1,153	$ 1,180	$ 3,165	$ 21,767
3 Months ended 9/30/2018	$ 2,907	$ 3,715	$ 3,521	$ 3,126	$ 1,539	$ 864	$ 943	$ 2,752	$ 19,367
9 Months ended 9/30/2019	$ 10,049	$ 11,379	$ 11,327	$ 9,113	$ 4,557	$ 3,617	$ 3,444	$ 9,146	$ 62,632
9 Months ended 9/30/2018	$ 7,876	$ 10,269	$ 10,313	$ 9,216	$ 4,806	$ 1,882	$ 2,727	$ 8,141	$ 55,230

Division Assets:
9/30/2019	$ 101,419	$ 104,701	$ 98,198	$ 119,514	$ 63,258	$ 69,186	$ 55,646	$ 94,842	$ 706,764
12/31/2017	$ 86,315	$ 96,884	$ 89,411	$ 107,401	$ 56,240	$ 55,032	$ 45,518	$ 84,381	$ 621,182

	3 Months Ended 9/30/2019	3 Months Ended 9/30/2018	9 Months Ended 9/30/2019	9 Months Ended 9/30/2018
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 63,321	$ 54,518	$ 183,095	$ 157,758
Corporate finance charges earned, not allocated to divisions	41	28	106	79
Corporate investment income earned, not allocated to divisions	1,836	1,789	5,508	5,306
Timing difference of insurance income allocation to divisions	2,018	2,185	5,421	5,169
Other revenue not allocated to divisions	2	2	9	34
Consolidated Revenues	$ 67,218	$ 58,522	$ 194,139	$ 168,346

	3 Months Ended 9/30/2019	3 Months Ended 9/30/2018	9 Months Ended 9/30/2019	9 Months Ended 9/30/2018
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 21,767	$ 19,366	$ 62,632	$ 55,229
Corporate earnings not allocated	3,896	4,004	11,043	10,588
Corporate expenses not allocated	(21,246)	(16,329)	(59,169)	(46,224)
Income taxes not allocated	(983)	(833)	(2,707)	(2,411)
Consolidated Net Income	$ 3,434	$ 6,208	$ 11,799	$ 17,182